Preferred Shares - Preferred Share Series Information (Details) - Preferred Shares	12 Months Ended
Dec. 31, 2023 $ / shares
Disclosure of classes of share capital [line items]
Fixed rate reset term	5 years
Amount per share redeemable at reset date (in CAD per share)	$ 25.00